Earnings per share (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Basic earnings per share [abstract]
Net income	$ 78	$ 103	$ 69
Weighted average number of equity shares outstanding (in shares)	264,000,000	224,000,000	190,000,000
Basic earnings per share (in dollars per share)	$ 0.30	$ 0.46	$ 0.36
Diluted earnings per share [abstract]
Net income	$ 78	$ 103	$ 69
Weighted average number of equity shares outstanding (in shares)	264,000,000	224,000,000	190,000,000
Dilutive effect of share-based compensation (in shares)	3,000,000	2,000,000	0
Diluted total weighted average number of common shares outstanding (in shares)	267,000,000	226,000,000	190,000,000
Diluted earnings per share (in dollars per share)	$ 0.29	$ 0.46	$ 0.36
Antidilutive awards (in shares)	0	0	0